SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expiration period	10 years
Ordinary shares reserved for issuance	8,639,000
Ordinary shares available for future grant	1,273,936
Total unrecognized compensation cost	$ 2,053	$ 1,980	$ 1,203
Additional Shares authorized	16,256,688
Stock Option [Member]
Weighted average grant date fair value of options granted	$ 1.39	$ 1.79	$ 1.11
Weighted average period	1 year
Total unrecognized compensation cost	$ 2,401
RSU [Member]
Weighted average grant date fair value of options granted	$ 2.79	$ 3.23	$ 2.07
Weighted average period	1 year
Total unrecognized compensation cost	$ 2,401
Stock issued, shares	182,874	186,608	316,827